Liquidity and Other Uncertainties	3 Months Ended
Mar. 31, 2022
Liquidity, Going Concern and Other Uncertainties [Abstract]
LIQUIDITY AND OTHER UNCERTAINTIES

2 — LIQUIDITY AND OTHER UNCERTAINTIES

The unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”), which contemplate continuation of the Company as a going concern. The Company is in a development stage and has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception and has an accumulated deficit of approximately $53.9 million as of March 31, 2022. Based on the current development plans for AD04 in both the U.S. and international markets and other operating requirements, the Company believes that the existing cash and cash equivalents are sufficient to fund operations, including the Company’s ongoing trial of AD04 as well as a number of additional, discretionary research and development projects associated with the Company’s Purnovate subsidiary, for at least the next twelve months following the filing of these unaudited condensed consolidated financial statements.

The Company’s cash on hand at the filing date is estimated to be sufficient to fund operations through the year subsequent to the date of this report, while completing the Company’s ONWARD trial of AD04 and releasing data. The Company has also initiated a number of research and development projects associated with its Purnovate subsidiary, including Purnovate’s lead compound for treatment of pain. The Company believes funds on hand to be sufficient to bring that program to the point of filing an IND. However, there can be no guarantee that conditions will not change, due to the COVID-19 pandemic or for other reason and that the Company will require additional funding in order to fund these additional projects, which may not be available on acceptable terms or at all, in which case significant delays or cost increases may result in material disruption to the Company’s operations. In such case, the Company would be required to delay, scale back or eliminate some or all of its research and development programs, which would likely have a material adverse effect on the Company and its financial statements.

The Company’s continued operations will depend on its ability to raise additional capital through various potential sources, such as equity and/or debt financings, grant funding, strategic relationships, or out-licensing in order to complete its subsequent clinical trial requirements for AD04. Management is actively pursuing financing and other strategic plans but can provide no assurances that such financing or other strategic plans will be available on acceptable terms, or at all. Without additional funding, the Company would be required to delay, scale back or eliminate some or all of its research and development programs, which would likely have a material adverse effect on the Company and its financial statements.

Other Uncertainties

Generally, the industry in which the Company operates subjects the Company to a number of other risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to obtain regulatory approval to market product candidates; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for, Company products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

The Company also faces the ongoing risk that the coronavirus pandemic may further slow, for an unforeseeable period, the conduct of the Company’s trial. The effects of the ongoing coronavirus pandemic may also increase non-trial costs such as insurance premiums, increase the demand for and cost of capital, increase loss of work time from key personnel, and negatively impact our key clinical trial vendors and supplier of our active pharmaceutical ingredient. The full extent to which the COVID-19 pandemic impacts the clinical development of AD04, the Company’s suppliers and other commercial partners, will depend on future developments that are still highly uncertain and cannot be predicted with confidence at this time, all of which could have a material adverse effect on our business, financial condition, and results of operations.